EARNINGS PER SHARE (Details Narrative) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	905,812	1,622,945
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	17,400,616	17,770,190